Property, Plant and Equipment - Schedule of Computer System and Equipment (Details)	12 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 MYR (RM)
Schedule of Computer System and Equipment [Line Items]
Beginning balance	RM 78,010,660
Impairment loss	(10,018,141)	$ (2,455,427)	RM (6,962,010)
Ending balance	39,713,887	$ 9,733,796	78,010,660
Net carrying amount	39,713,887		78,010,660
Cost [Member]
Schedule of Computer System and Equipment [Line Items]
Beginning balance	158,379,999		158,400,231
Disposal/written-off			(20,232)
Exchange realignment	(4,323,402)
Ending balance	154,056,597		158,379,999	158,400,231
Net carrying amount	154,056,597		158,379,999	158,400,231
Accumulated Depreciation [Member]
Schedule of Computer System and Equipment [Line Items]
Beginning balance	(80,369,339)		(45,103,697)
Additions	(26,264,097)		(28,308,000)
Disposal/written-off			4,368
Impairment loss			(6,962,010)
Exchange realignment	2,308,867
Ending balance	(114,342,710)		(80,369,339)	(45,103,697)
Net carrying amount	RM (114,342,710)		RM (80,369,339)	RM (45,103,697)